Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Redeemable Class A [Member]
Numerator:
Allocation of net income	$ 513,939	$ 1,151,616	$ 1,089,931	$ 2,320,811	$ 2,764,139	$ 4,099,178
Denominator:
Basic Weighted average Ordinary Shares outstanding	14,009,438	16,000,000	14,999,220	16,000,000	10,522,034	16,000,000
Diluted Weighted average Ordinary Shares outstanding	14,009,438	16,000,000	14,999,220	16,000,000	10,522,034	16,000,000
Basic net income per Ordinary Share	$ 0.04	$ 0.07	$ 0.07	$ 0.15	$ 0.26	$ 0.26
Diluted net income per Ordinary Share	$ 0.04	$ 0.07	$ 0.07	$ 0.15	$ 0.26	$ 0.26
Non-Redeemable Class A and Class B [Member]
Numerator:
Allocation of net income	$ 206,231	$ 404,622	$ 408,500	$ 815,420
Denominator:
Basic Weighted average Ordinary Shares outstanding	5,621,622	5,621,622	5,621,622	5,621,622
Diluted Weighted average Ordinary Shares outstanding	5,621,622	5,621,622	5,621,622	5,621,622
Basic net income per Ordinary Share	$ 0.04	$ 0.07	$ 0.07	$ 0.15
Diluted net income per Ordinary Share	$ 0.04	$ 0.07	$ 0.07	$ 0.15